UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                         SEI STRUCTURED CREDIT FUND, LP

                INVESTMENT COMPANY ACT FILE NUMBER:   811-22107


                                   REGISTRANT
                         SEI STRUCTURED CREDIT FUND, LP
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                                 (610) 676-1114

                               AGENT FOR SERVICE
                         The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801

                      DATE OF FISCAL YEAR END: DECEMBER 31

            DATE OF REPORTING PERIOD: JULY 1, 2010 TO JUNE 30, 2011
                                    ________

Item  1.  Proxy  Voting  Record
SEI Structured Credit Fund, LP did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.
                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SEI  Structured  Credit  Fund,  LP

By:  /s/  Robert  A.  Nesher

President

Date:  August  2X,  2011